Subsequent events	6 Months Ended
Sep. 30, 2022
Subsequent events
Subsequent events	24.Subsequent events The Group has evaluated subsequent events through January 5th, 2023 the issuance of the consolidated financial statements and noted that there are no significant subsequent events.